Distribution Date:	03/17/23	WFRBS Commercial Mortgage Trust 2013-C12
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	14	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	15		General	(305) 229-6465
Historical Detail	16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	17	Administrative Agent	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Collateral Stratification and Historical Detail	18
			PO Box 4839 | Greenwich, CT 06831 | United States
Specially Serviced Loan Detail - Part 1	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	20		Bank, N.A.
Modified Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23	Trustee	U.S. Bank Trust Company, National Association
Interest Shortfall Detail - Collateral Level	24		General Contact	(312) 332-7457
Supplemental Notes	25		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92937FAA9	0.735000%	63,911,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92937FAB7	2.072000%	142,980,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92937FAC5	2.880000%	165,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	92937FAS0	3.150000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	92937FAQ4	5.251430%	90,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92937FAD3	3.198000%	298,198,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92937FAE1	2.838000%	101,955,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92937FAF8	3.560000%	120,070,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	20.25%
B	92937FAG6	3.863000%	75,429,000.00	17,346,942.08	17,346,942.08	55,842.70	0.00	0.00	17,402,784.78	0.00	0.00%	14.13%
C	92937FAH4	4.611782%	50,799,000.00	50,799,000.00	50,799,000.00	195,228.27	0.00	0.00	50,994,228.27	0.00	0.00%	10.00%
D	92937FAU5	4.686782%	41,563,000.00	41,563,000.00	41,563,000.00	162,330.61	0.00	0.00	41,725,330.61	0.00	0.00%	6.63%
E	92937FAX9	3.500000%	27,709,000.00	27,709,000.00	27,709,000.00	80,817.92	0.00	0.00	27,789,817.92	0.00	0.00%	4.38%
F	92937FAY7	3.500000%	16,933,000.00	16,933,000.00	16,933,000.00	49,387.92	0.00	0.00	16,982,387.92	0.00	0.00%	3.00%
G	92937FBB6	3.500000%	36,945,114.00	31,546,658.61	25,087,472.86	658,591.48	0.00	695,435.20	25,746,064.34	5,763,750.55	0.00%	0.00%
R	92937FBE0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92937FBD2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,231,492,114.01	185,897,600.69	179,438,414.94	1,202,198.90	0.00	695,435.20	180,640,613.84	5,763,750.55

X-A	92937FAJ0	4.686782%	982,114,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	92937FAL5	0.265607%	126,228,000.00	68,145,942.08	0.00	15,083.36	0.00	0.00	15,083.36	0.00
X-C	92937FAP6	1.186782%	81,587,114.00	76,188,658.61	0.00	75,349.46	0.00	0.00	75,349.46	5,763,750.55
Notional SubTotal			1,189,929,114.00	144,334,600.69	0.00	90,432.82	0.00	0.00	90,432.82	5,763,750.55

Deal Distribution Total					179,438,414.94	1,292,631.72	0.00	695,435.20	180,731,046.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92937FAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92937FAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92937FAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	92937FAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	92937FAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92937FAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92937FAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92937FAF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	92937FAG6	229.97709210	229.97709210	0.74033462	0.00000000	0.00000000	0.00000000	0.00000000	230.71742672	0.00000000
C	92937FAH4	1,000.00000000	1,000.00000000	3.84315183	0.00000000	0.00000000	0.00000000	0.00000000	1,003.84315183	0.00000000
D	92937FAU5	1,000.00000000	1,000.00000000	3.90565190	0.00000000	0.00000000	0.00000000	0.00000000	1,003.90565190	0.00000000
E	92937FAX9	1,000.00000000	1,000.00000000	2.91666679	0.00000000	0.00000000	0.00000000	0.00000000	1,002.91666679	0.00000000
F	92937FAY7	1,000.00000000	1,000.00000000	2.91666686	0.00000000	0.00000000	0.00000000	0.00000000	1,002.91666686	0.00000000
G	92937FBB6	853.87904365	679.04710918	17.82621323	(15.33573262)	0.00000000	0.00000000	18.82346878	696.87332241	156.00846569
R	92937FBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92937FBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92937FAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	92937FAL5	539.86391355	0.00000000	0.11949298	0.00000000	0.00000000	0.00000000	0.00000000	0.11949298	0.00000000
X-C	92937FAP6	933.83200943	0.00000000	0.92354609	0.00000000	0.00000000	0.00000000	0.00000000	0.92354609	70.64535400

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	02/01/23 - 02/28/23	30	0.00	15,083.36	0.00	15,083.36	0.00	0.00	0.00	15,083.36	0.00
X-C	02/01/23 - 02/28/23	30	0.00	75,349.46	0.00	75,349.46	0.00	0.00	0.00	75,349.46	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	02/01/23 - 02/28/23	30	0.00	55,842.70	0.00	55,842.70	0.00	0.00	0.00	55,842.70	0.00
C	02/01/23 - 02/28/23	30	0.00	195,228.27	0.00	195,228.27	0.00	0.00	0.00	195,228.27	0.00
D	02/01/23 - 02/28/23	30	0.00	162,330.61	0.00	162,330.61	0.00	0.00	0.00	162,330.61	0.00
E	02/01/23 - 02/28/23	30	0.00	80,817.92	0.00	80,817.92	0.00	0.00	0.00	80,817.92	0.00
F	02/01/23 - 02/28/23	30	0.00	49,387.92	0.00	49,387.92	0.00	0.00	0.00	49,387.92	0.00
G	02/01/23 - 02/28/23	30	566,580.39	92,011.09	0.00	92,011.09	(566,580.39)	0.00	0.00	658,591.48	0.00
Totals			566,580.39	726,051.33	0.00	726,051.33	(566,580.39)	0.00	0.00	1,292,631.72	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information

Total Available Distribution Amount (1)	180,731,046.66
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	4.601430
Next Period 1 Month LIBOR %	4.708570
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	663,127.31	Master Servicing Fee	4,405.55
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	450.68
Interest Adjustments	0.00	Trustee Fee	55.38
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	361.47
Extension Interest	0.00
Interest Reserve Withdrawal	68,197.09
Total Interest Collected	731,324.40	Total Fees	5,273.08

Principal		Expenses/Reimbursements
Scheduled Principal	174,379,166.64	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	2,124.77
Principal Prepayments	5,754,683.50	Special Servicing Fees (Monthly)	1,069.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	125,660.85
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	180,133,850.14	Total Expenses/Reimbursements	128,854.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,292,631.72
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	179,438,414.94
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	180,731,046.66
Total Funds Collected	180,865,174.54	Total Funds Distributed	180,865,174.55

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	185,897,600.69	185,897,600.69	Beginning Certificate Balance	185,897,600.69
(-) Scheduled Principal Collections	174,379,166.64	174,379,166.64	(-) Principal Distributions	179,438,414.94
(-) Unscheduled Principal Collections	5,754,683.50	5,754,683.50	(-) Realized Losses	695,435.20
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	695,435.20
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	5,763,750.55	5,763,750.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	186,236,943.90	186,236,943.90	Ending Certificate Balance	5,763,750.55
Ending Actual Collateral Balance	6,120,030.16	6,120,030.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.40 or less	2	5,763,750.55	100.00%	0	4.7916	0.908547
1,000,001 to 2,000,000	1	1,123,680.83	19.50%	(1)	5.1700	1.284100	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,640,069.72	80.50%	0	4.7000	0.817600	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	2	5,763,750.55	100.00%	0	4.7916	0.908547
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 and greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	2	5,763,750.55	100.00%	0	4.7916	0.908547
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Michigan	1	1,123,681.12	19.50%	(1)	5.1700	1.284100
							Mobile Home Park	1	1,123,681.12	19.50%	(1)	5.1700	1.284100
Ohio	1	4,640,069.72	80.50%	0	4.7000	0.817600
							Retail	1	4,640,069.72	80.50%	0	4.7000	0.817600
Totals	2	5,763,750.55	100.00%	0	4.7916	0.908547
							Totals	2	5,763,750.55	100.00%	0	4.7916	0.908547

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	4,640,069.72	80.50%	0	4.7000	0.817600	4 months or greater	2	5,763,750.55	100.00%	0	4.7916	0.908547
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	2	5,763,750.55	100.00%	0	4.7916	0.908547
	5.001% to 5.250%	1	1,123,680.83	19.50%	(1)	5.1700	1.284100
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	5,763,750.55	100.00%	0	4.7916	0.908547
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	2	5,763,750.55	100.00%	0	4.7916	0.908547	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months to 180 months	1	1,123,680.83	19.50%	(1)	5.1700	1.284100
	Totals	2	5,763,750.55	100.00%	0	4.7916	0.908547	181 months to 240 months	1	4,640,069.72	80.50%	0	4.7000	0.817600
								241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	2	5,763,750.55	100.00%	0	4.7916	0.908547
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	1	4,640,069.72	80.50%	0	4.7000	0.817600
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	1	1,123,680.83	19.50%	(1)	5.1700	1.284100
	Totals	2	5,763,750.55	100.00%	0	4.7916	0.908547
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000204	LO	Miami Beach	FL	Actual/360	4.467%	371,531.41	106,936,028.30	0.00	N/A	03/01/23	--	106,936,028.30	0.00	03/01/23
15	440000203	LO	Lakewood	NJ	Actual/360	4.488%	43,711.43	12,522,373.67	0.00	N/A	03/01/23	--	12,522,373.67	0.00	03/01/23
19	300140019	MH	Louisville	KY	Actual/360	5.200%	45,300.12	11,200,579.58	0.00	N/A	03/01/23	--	11,200,579.58	0.00	03/01/23
33	440000195	LO	Lithia Springs	GA	Actual/360	5.025%	27,016.06	6,912,425.37	0.00	N/A	03/01/23	--	6,912,425.37	0.00	03/01/23
35	440000197	MU	Portland	OR	Actual/360	4.273%	29,911.00	9,000,000.00	0.00	N/A	03/01/23	--	9,000,000.00	0.00	03/01/23
40	300140040	RT	San Antonio	TX	Actual/360	4.550%	25,291.60	7,146,763.03	0.00	N/A	03/01/23	--	7,146,763.03	0.00	03/01/23
43	300140043	OF	Denver	CO	Actual/360	4.810%	21,614.35	5,777,521.12	0.00	N/A	03/05/38	--	5,777,521.12	0.00	03/05/23
45	416000078	OF	Carpinteria	CA	Actual/360	4.300%	19,388.66	5,797,273.22	0.00	N/A	03/01/23	--	5,797,273.22	0.00	03/01/23
48	416000074	RT	Various	Various	Actual/360	4.800%	16,268.05	4,357,513.40	0.00	N/A	03/01/23	--	4,357,513.40	0.00	03/01/23
51	416000075	RT	Deerfield Township	OH	Actual/360	4.700%	17,007.93	12,554.43	0.00	N/A	03/01/23	--	4,652,624.15	4,640,069.72	06/01/20
58	310917677	RT	Plainfield	IL	Actual/360	5.070%	14,838.20	3,762,857.55	0.00	N/A	03/01/23	--	3,762,857.55	0.00	03/01/23
65	440000202	SS	Fort Worth	TX	Actual/360	4.632%	9,388.71	2,606,043.53	0.00	N/A	03/01/23	--	2,606,043.53	0.00	03/01/23
71	300140071	MH	North Little Rock	AR	Actual/360	5.220%	4,531.04	1,116,020.86	0.00	N/A	03/05/23	--	1,116,020.86	0.00	03/05/23
72	300140072	MH	Baker	LA	Actual/360	5.220%	4,300.65	1,059,274.07	0.00	N/A	03/05/23	--	1,059,274.07	0.00	03/05/23
74	300140074	MH	New Braunfels	TX	Actual/360	5.680%	8,492.03	1,922,240.02	0.00	N/A	03/05/23	--	1,922,240.02	0.00	03/05/23
94	410917689	MH	Swartz Creek	MI	Actual/360	5.170%	4,536.07	4,381.99	0.00	N/A	02/01/23	--	1,128,062.82	1,123,680.83	12/01/22
Totals							663,127.31	180,133,850.14	0.00				185,897,600.69	5,763,750.55

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,169,224.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,519,978.85	3,001,435.47	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,964,955.42	2,109,059.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	586,580.37	347,504.34	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	768,559.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	685,204.27	421,854.61	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	220,665.00	178,015.29	01/01/22	06/30/22	12/12/22	583,728.96	43,517.76	27,343.50	932,726.27	63,105.59	0.00
58	740,060.00	557,053.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	0.00	104,068.74	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	126,561.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
94	0.00	108,953.00	01/01/19	09/30/19	--	0.00	0.00	8,895.25	26,697.58	2,719.49	0.00
Totals	14,655,227.29	6,954,504.76				583,728.96	43,517.76	36,238.75	959,423.85	65,825.08	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
43	300140043	5,754,683.50	Payoff Prior to Maturity	0.00	0.00
Totals		5,754,683.50		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,754,683.50	4.791630%	4.515630%	0
02/17/23	0	0.00	0	0.00	1	4,652,624.15	0	0.00	0	0.00	0	0.00	0	0.00	6	27,437,138.73	4.586354%	4.542110%	7
01/18/23	0	0.00	0	0.00	1	4,663,313.05	0	0.00	0	0.00	0	0.00	0	0.00	1	10,000,535.37	4.548724%	4.507377%	8
12/16/22	0	0.00	0	0.00	1	4,673,958.86	0	0.00	0	0.00	0	0.00	0	0.00	9	50,044,957.65	4.481950%	4.442101%	8
11/18/22	0	0.00	0	0.00	1	4,685,170.97	0	0.00	0	0.00	0	0.00	0	0.00	8	70,404,093.10	4.506316%	4.466667%	8
10/17/22	0	0.00	0	0.00	1	4,695,728.67	0	0.00	0	0.00	0	0.00	0	0.00	5	50,280,861.97	4.419532%	4.382082%	7
09/16/22	0	0.00	0	0.00	1	4,706,855.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423508%	4.386576%	8
08/17/22	0	0.00	0	0.00	1	4,717,326.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424676%	4.387785%	9
07/15/22	0	0.00	0	0.00	1	4,727,754.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424942%	4.388049%	10
06/17/22	0	0.00	0	0.00	1	4,738,756.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425218%	4.388322%	11
05/17/22	0	0.00	0	0.00	1	4,749,098.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425480%	4.388582%	12
04/18/22	0	0.00	0	0.00	1	4,760,017.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425751%	4.388850%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
51	416000075	06/01/20	32	5	27,343.50	932,726.27	110,468.05	4,984,227.09	06/04/20	6
94	410917689	12/01/22	2	5	8,895.25	26,697.58	2,719.49	1,135,803.07	02/08/23	13
Totals					36,238.75	959,423.85	113,187.54	6,120,030.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

	Total		Performing	Non-Performing	REO/Foreclosure

Past Maturity		5,763,751	0	5,763,751	0
0 - 6 Months		0	0	0	0
7 - 12 Months		0	0	0	0
13 - 24 Months		0	0	0	0
25 - 36 Months		0	0	0	0
37 - 48 Months		0	0	0	0
49 - 60 Months		0	0	0	0
> 60 Months		0	0	0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	5,763,751	0	0	1,123,681	4,640,070	0
Feb-23	185,897,601	180,116,914	0	1,128,063	4,652,624	0
Jan-23	252,299,339	247,636,026	0	0	4,663,313	0
Dec-22	296,155,491	289,580,395	0	0	6,575,096	0
Nov-22	353,461,812	348,776,641	0	0	4,685,171	0
Oct-22	525,509,868	520,814,139	0	0	4,695,729	0
Sep-22	579,940,605	575,233,749	0	0	4,706,856	0
Aug-22	583,456,142	578,738,816	0	0	4,717,326	0
Jul-22	584,653,850	579,926,096	0	0	4,727,754	0
Jun-22	585,902,710	581,163,953	0	0	4,738,756	0
May-22	587,090,884	582,341,786	0	0	4,749,098	0
Apr-22	588,330,529	583,570,512	0	0	4,760,017	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
51	416000075	4,640,069.72	4,984,227.09	5,600,000.00	11/10/22	145,032.29	0.81760	06/30/22	03/01/23	239
94	410917689	1,123,680.83	1,135,803.07	2,200,000.00	11/28/12	103,067.00	1.28410	09/30/19	02/01/23	178
Totals		5,763,750.55	6,120,030.16	7,800,000.00		248,099.29

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
51	416000075	RT	OH	06/04/20	6

Loan transferred for payment default as a result of the Covid-19 pandemic. Discussions with Borrower ensued but the parties were unable to come to a resolution and foreclosure litigation was filed. The Borrower was able to re-lease vacant space but an agr eement has not been reached. Lender is dual tracking settlement talks with litigation and a Receiver has been appointed. Settlement discussions continue and resolution expected shortly.

94	410917689	MH	MI	02/08/23	13
Loan has recently transferred to SS, we are attempting to reach out to the borrower(s).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	440000204	114,344,975.16	4.46700%	114,153,904.62 4.46700%		10	12/23/20	04/01/20	01/11/21
Totals		114,344,975.16		114,153,904.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	300140016 07/17/18	13,687,800.86	8,200,000.00	9,118,507.92	828,999.83	9,118,507.92	8,289,508.09	5,398,292.77	0.00	(163.13)	5,398,455.90	35.39%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,687,800.86	8,200,000.00	9,118,507.92	828,999.83	9,118,507.92	8,289,508.09	5,398,292.77	0.00	(163.13)	5,398,455.90

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/23	695,435.20	0.00	0.00	0.00	0.00	695,435.20	0.00	0.00	695,435.20
16	300140016	07/16/21	0.00	0.00	5,398,455.90	0.00	0.00	163.13	0.00	0.00	5,398,455.90
		03/15/19	0.00	0.00	5,398,292.77	0.00	0.00	7,014.84	0.00	0.00
		09/17/18	0.00	0.00	5,391,277.93	0.00	0.00	(7,014.84)	0.00	0.00
		07/17/18	0.00	0.00	5,398,292.77	0.00	0.00	5,398,292.77	0.00	0.00
Current Period Totals			695,435.20	0.00	0.00	0.00	0.00	695,435.20	0.00	0.00	695,435.20
Cumulative Totals			695,435.20	0.00	5,398,455.90	0.00	0.00	6,093,891.10	0.00	0.00	6,093,891.10

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	0.00	0.00	125,660.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	904.68	0.00	0.00	2,124.77	0.00	0.00	0.00	0.00	0.00	0.00
94	0.00	0.00	164.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	1,069.19	0.00	125,660.85	2,124.77	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		128,854.81

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25